PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.0%
Communication Services : 3.8%
25,199
(1)
Reddit, Inc. - Class A
$ 4,076,694
0.6
171,697
(1)
Roblox Corp. - Class A
10,926,797
1.6
160,023
(1)
Trade Desk, Inc.
- Class A
11,252,818
1.6
26,256,309
3.8
Consumer Discretionary : 13.5%
149,031
(1)
Birkenstock Holding
PLC
7,374,054
1.1
48,311
(1)
Burlington Stores, Inc.
12,045,382
1.7
24,169
Domino's Pizza, Inc.
11,835,801
1.7
150,113
(1)
On Holding AG - Class
A
7,277,478
1.1
30,666
Ross Stores, Inc.
4,303,053
0.6
49,648  Royal Caribbean
Cruises Ltd.
12,218,373
1.8
65,415
(1)
SharkNinja, Inc.
6,874,462
1.0
59,218
Texas Roadhouse, Inc.
10,901,442
1.6
220,135
Tractor Supply Co.
12,184,472
1.8
33,719
Wingstop, Inc.
7,916,547
1.1
92,931,064
13.5
Consumer Staples : 3.2%
35,203  Church & Dwight Co.,
Inc.
3,914,573
0.6
413,716
Kenvue, Inc.
9,763,698
1.4
102,233
McCormick & Co., Inc.
8,445,468
1.2
22,123,739
3.2
Energy : 4.0%
113,741  Chesapeake Energy
Corp.
11,246,710
1.6
44,257
Targa Resources Corp.
8,927,522
1.3
257,358
TechnipFMC PLC
7,576,620
1.1
27,750,852
4.0
Financials : 12.8%
23,827  Arthur J Gallagher &
Co.
8,047,331
1.2
108,037
(1)
Block, Inc.
7,054,816
1.0
820,952
Blue Owl Capital, Inc.
17,675,096
2.6
17,354
(1)
Coinbase Global, Inc.
- Class A
3,741,869
0.5
212,680
Lazard, Inc.
10,665,902
1.6
16,709
MSCI, Inc.
9,866,832
1.4
74,616
(1)
Robinhood Markets,
Inc. - Class A
3,738,262
0.5
281,783
SLM Corp.
8,507,029
1.2
141,446  Tradeweb Markets,
Inc. - Class A
19,147,545
2.8
88,444,682
12.8
Health Care : 13.3%
114,324
(2)
Alcon, Inc.
10,574,970
1.5
69,453  AmerisourceBergen
Corp.
17,609,114
2.6
136,410
(1)
Biohaven Ltd.
5,071,724
0.7
6,202
(1)
Mettler-Toledo
International, Inc.
7,893,409
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
141,541
(1)
MoonLake
Immunotherapeutics
$ 5,910,752
0.9
42,174
(1)
Repligen Corp.
6,716,631
1.0
226,377
(1)
SpringWorks
Therapeutics, Inc.
13,075,536
1.9
25,533  Universal Health
Services, Inc. - Class B
4,474,658
0.6
153,429
(1)
Vera Therapeutics, Inc.
4,592,130
0.7
99,079
(1)
Viking Therapeutics,
Inc.
2,860,411
0.4
34,722
(1)
Waters Corp.
13,101,999
1.9
91,881,334
13.3
Industrials : 14.5%
23,859  Applied Industrial
Technologies, Inc.
5,978,588
0.9
24,927
(1)
Axon Enterprise, Inc.
13,172,673
1.9
53,218
(1)
Builders FirstSource,
Inc.
7,396,770
1.1
28,047  Comfort Systems USA,
Inc.
10,190,317
1.5
53,673
Dover Corp.
10,668,582
1.6
173,073
(1)
Kratos Defense &
Security Solutions, Inc.
4,567,396
0.7
24,334
(1)
Saia, Inc.
9,963,313
1.4
4,196
TransDigm Group, Inc.
5,736,771
0.8
111,165
(1)
Trex Co., Inc.
6,857,769
1.0
60,943
Verisk Analytics, Inc.
18,094,586
2.6
72,787  Vertiv Holdings Co.
- Class A
6,927,139
1.0
99,553,904
14.5
Information Technology : 28.4%
87,631
(1)
AppLovin Corp. - Class
A
28,544,922
4.1
56,911
(1)
Astera Labs, Inc.
4,231,333
0.6
35,788
(1)
Atlassian Corp. - Class
A
10,173,097
1.5
17,464
(1)
Crowdstrike Holdings,
Inc. - Class A
6,805,022
1.0
144,142
(1)
Datadog, Inc. - Class A
16,799,750
2.4
77,005
(1)
DocuSign, Inc.
6,404,506
0.9
52,195
Entegris, Inc.
5,283,178
0.8
5,879
(1)
Fair Isaac Corp.
11,089,852
1.6
31,041
(1)
Gartner, Inc.
15,468,351
2.2
6,957
(1)
HubSpot, Inc.
5,036,798
0.7
80,267
(1)
Klaviyo, Inc. - Class A
3,156,098
0.5
71,734
(1)
Lattice Semiconductor
Corp.
4,471,898
0.7
31,484
(1)
Monday.com Ltd.
9,343,507
1.4
34,671
(1)
MongoDB, Inc.
9,272,065
1.3
22,293  Monolithic Power
Systems, Inc.
13,621,246
2.0
453,551
(1)
Palantir Technologies,
Inc. - Class A
38,515,551
5.6
62,309
(1)
Rambus, Inc.
3,482,450
0.5
24,401
(1)
SiTime Corp.
3,785,815
0.6
195,485,439
28.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 1.3%
35,776
Vulcan Materials Co.
$ 8,847,763
1.3
Real Estate : 2.5%
58,413
Boston Properties, Inc.
4,143,234
0.6
82,649
Welltower, Inc.
12,687,448
1.9
16,830,682
2.5
Utilities : 0.7%
37,167
Vistra Corp.
4,967,741
0.7
Total Common Stock
(Cost $594,147,965)
675,073,509
98.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Repurchase Agreements : 0.7%
495,215
(3)
Bank of America
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $495,392,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market
Value plus accrued
interest $505,119, due
05/31/29-11/15/49)
495,215
0.0
1,212,111
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
02/28/2025, 4.440%,
due 03/03/2025
(Repurchase
Amount $1,212,553,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,236,811, due
05/15/25-05/15/39)
1,212,111
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,300,973
(3)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
02/28/2025, 4.380%,
due 03/03/2025
(Repurchase
Amount $1,301,441,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.000%, Market Value
plus accrued interest
$1,326,993, due
09/30/25-03/01/55)
$ 1,300,973
0.2
877,358
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $877,672,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market
Value plus accrued
interest $894,905, due
03/13/25-11/15/59)
877,358
0.1
1,279,451
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
02/28/2025, 4.480%,
due 03/03/2025
(Repurchase
Amount $1,279,922,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,302,235, due
04/15/26-02/15/53)
1,279,451
0.2
Total Repurchase
Agreements
(Cost $5,165,108)
5,165,108
0.7
Time Deposits : 0.1%
180,000
(3)
Credit Agricole
Corporate and
Investment Bank,
4.310
%,
03/03/2025 180,000
0.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
180,000
(3)
Royal Bank of Canada,
4.330
%,
03/03/2025 $ 180,000
0.1
110,000
(3)
Svenska
Handelsbanken AB,
4.310
%,
03/03/2025 110,000
0.0
Total Time Deposits
(Cost $470,000)
470,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.3%
8,679,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $8,679,000) $ 8,679,000 1.3
Total Short-Term
Investments
(Cost $14,314,108)
14,314,108
2.1
Total Investments in
Securities
(Cost $608,462,073) $ 689,387,617 100.1
Liabilities in Excess
of Other Assets (583,754) (0.1)
Net Assets $ 688,803,863 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 675,073,509 $ — $ — $ 675,073,509
Short-Term Investments 8,679,000 5,635,108 — 14,314,108
Total Investments, at fair value $ 683,752,509 $ 5,635,108 $ — $ 689,387,617
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 109,281,709
Gross Unrealized Depreciation (28,356,165)
Net Unrealized Appreciation $ 80,925,544